36. Subsequent events (Details Narrative)	Apr. 28, 2021
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Disclosure of Annual and Extraordinary General Meeting	At the Annual and Extraordinary General Meeting held on April 28, 2021, it was approved the distribution of dividends and interest on equity (“EI”) in the amount of R$584 for the fiscal year ended December 31, 2020, as follows: (i) the amount of R$ 128, corresponding to R$ 0.475788964 per share, to be paid as dividends; (ii) the gross amount of R$ 456, corresponding to R$1.701093954 per share, to be paid as EI. From such gross amount, it will be deducted the amount related to withhold taxes (“IRRF” - “Imposto de Renda Retido na Fonte”), pursuant to the law in force, with the exception of the shareholders that are immune and/or exempt.